EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share Tables [Abstract]
Earnings Per Share Tables [Text Block]

	2012	2013	2014

Net income / (loss) attributable to NBG shareholders	(2,537)	37	(2,477)
Net income / (loss) attributable to ordinary shareholders	(2,537)	37	(2,477)
Weighted average ordinary shares outstanding for basic earnings per share	189,872,264	1,386,902,697	3,123,422,064
Weighted average ordinary shares outstanding for dilutive earnings per share	189,872,264	1,386,902,697	3,123,422,064
Basic earnings / (losses) per share	(13.36)	0.03	(0.79)
Diluted earnings / (losses) per share	(13.36)	0.03	(0.79)